CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash generated from operating activities	¥ 116,269	¥ 225,174	¥ 168,520
Investing activities
Capital expenditure	(153,744)	(127,965)	(118,321)
Exploratory wells expenditure	(18,783)	(16,956)	(13,315)
Purchase of investments	(9,234)	(4,935)	(6,040)
Payment for financial assets at fair value through profit or loss	(1,222)	(8,150)	(6,700)
Proceeds from settlement of financial assets at fair value through profit or loss	1,220	8,248	10,000
Payment for acquisition of subsidiary, net of cash acquired	(7,881)	(1,106)	(340)
Proceeds from disposal of investments	10,801	6,769	51,520
Proceeds from disposal of property, plant, equipment and other non-current assets	212	1,478	2,656
Increase in time deposits with maturities over three months	(31,670)	(50,844)	(84,689)
Decrease in time deposits with maturities over three months	93,455	34,298	54,950
Interest received	6,918	3,372	2,305
Investment and dividend income received	13,969	10,134	11,510
(Payments of) / proceeds from other investing activities	949	459	(6,186)
Net cash used in investing activities	(95,010)	(145,198)	(102,650)
Financing activities
Proceeds from bank and other loans	564,417	356,459	558,680
Repayments of bank and other loans	(514,275)	(338,232)	(540,015)
Contributions to subsidiaries from non-controlling interests	3,946	1,001	4,219
Dividends paid by the Company	(56,903)	(35,110)	(31,479)
Distributions by subsidiaries to non-controlling interests	(5,249)	(8,068)	(4,821)
Interest paid	(9,679)	(5,849)	(7,512)
Payments made to acquire non-controlling interests		(8,198)	(1,121)
Cash payments to purchase own shares	(4,179)
Repayments of lease liabilities	(18,672)	(19,412)	(15,327)
Proceeds from other financing activities	989	133	700
Repayments of other financing activities	(94)	(666)	(834)
Net cash used in financing activities	(39,699)	(57,942)	(37,510)
Net increase/(decrease) in cash and cash equivalents	(18,440)	22,034	28,360
Cash and cash equivalents as at January 1	108,590	87,559	60,438
Effect of foreign currency exchange rate changes	3,288	(1,003)	(1,239)
Cash and cash equivalents as at December 31	93,438	108,590	87,559
Operating activities
Earnings before income tax	94,400	109,169	48,615
Adjustment for:
Depreciation, depletion and amortization	109,906	115,680	107,461
Dry hole costs written off	6,416	7,702	5,928
Income from associates and joint ventures	(14,479)	(23,253)	(6,712)
Investment income	(14,060)	(298)	(37,744)
Interest income	(6,266)	(5,732)	(4,803)
Interest expense	16,769	15,018	15,198
Loss/(gain) on foreign currency exchange rate changes and derivative financial instruments	3,064	(3,723)	2,003
(Gain)/loss on disposal of property, plant, equipment and other non-current assets, net	722	3,062	(398)
Impairment losses on assets	12,009	13,165	26,087
Impairment losses/(reversals) on trade and other receivables	(1,084)	2,311	2,066
Cash flows from (used in) operations before changes in working capital	207,397	233,101	157,701
Net changes from:
Accounts receivable and other current assets	1,974	(8,177)	(17,610)
Inventories	(45,421)	(58,372)	22,407
Accounts payable and other current liabilities	(30,363)	82,408	15,169
Net charges from operating activities	133,587	248,960	177,667
Income tax paid	(17,318)	(23,786)	(9,147)
Net cash generated from operating activities	¥ 116,269	¥ 225,174	¥ 168,520